JPMorgan SmartRetirement® 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 91.5%
Alternative Assets — 3.1%
JPMorgan Realty Income Fund Class R6 Shares (a)	12,218	173,734

Fixed Income — 24.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	25,061	297,976
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	72,537	613,665
JPMorgan Corporate Bond Fund Class R6 Shares (a)	18,703	193,761
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	7,048	55,186
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	7,111	55,320
JPMorgan High Yield Fund Class R6 Shares (a)	21,279	152,998
JPMorgan Income Fund Class R6 Shares (a)	2,150	20,402

Total Fixed Income		1,389,308

International Equity — 26.5%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	18,752	405,794
JPMorgan International Equity Fund Class R6 Shares (a)	11,880	241,038
JPMorgan International Focus Fund Class R6 Shares (a)	18,467	491,972
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	17,445	342,791

Total International Equity		1,481,595

U.S. Equity — 37.0%
JPMorgan Growth Advantage Fund Class R6 Shares (a)	12,135	405,562
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	750	55,639
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	833	25,401
JPMorgan Small Cap Value Fund Class R6 Shares (a)	558	18,421
JPMorgan U.S. Equity Fund Class R6 Shares (a)	23,992	482,729
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	14,237	482,785
JPMorgan Value Advantage Fund Class R6 Shares (a)	14,751	597,997

Total U.S. Equity		2,068,534

TOTAL INVESTMENT COMPANIES (Cost $3,967,905)		5,113,171

EXCHANGE-TRADED FUNDS — 4.7%
Alternative Assets — 1.1%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	725	62,282

Fixed Income — 1.7%
JPMorgan High Yield Research Enhanced ETF (a)	1,868	96,310

U.S. Equity — 1.9%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,202	103,050

TOTAL EXCHANGE-TRADED FUNDS (Cost $254,923)		261,642

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes 1.38%, 1/31/2022 (b) (Cost $28,307)	28,008	28,311

	Shares (000)
SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT COMPANIES — 1.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (c) (Cost $76,720)	76,720	76,720

Total Investments — 98.1% (Cost $4,327,855)		5,479,844
Other Assets Less Liabilities — 1.9%		103,809

Net Assets — 100.0%		5,583,653

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2021.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	234	06/2021	USD	8,389	(11)
EURO STOXX 50 Index	1,236	06/2021	EUR	56,094	1,265
FTSE 100 Index	303	06/2021	GBP	27,899	(152)
MSCI EAFE E-Mini Index	1,336	06/2021	USD	146,446	(119)
Russell 2000 E-Mini Index	819	06/2021	USD	91,044	(4,662)
S&P 500 E-Mini Index	190	06/2021	USD	37,717	71
TOPIX Index	314	06/2021	JPY	55,696	1,165

					(2,443)

Short Contracts
Long Gilt	(784)	06/2021	GBP	(137,902)	145

					(2,298)

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

JPMorgan SmartRetirement® 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$261,642	$—	$—	$261,642
Investment Companies	5,113,171	—	—	5,113,171
U.S. Treasury Obligations	—	28,311	—	28,311
Short-Term Investments
Investment Companies	76,720	—	—	76,720

Total Investments in Securities	$5,451,533	$28,311	$—	$5,479,844

Appreciation in Other Financial Instruments
Futures Contracts	$2,646	$—	$—	$2,646
Depreciation in Other Financial Instruments
Futures Contracts	(4,944)	—	—	(4,944)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(2,298)	$—	$—	$(2,298)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$44,437	$41,634	$27,044	$(6,837)	$10,092	$62,282	725	$703	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	—	103,593	8,657	108	8,006	103,050	1,202	156	—
JPMorgan Core Bond Fund Class R6 Shares (a)	272,451	84,213	46,490	(696)	(11,502)	297,976	25,061	4,927	4,541
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	659,267	178,601	205,566	2,514	(21,151)	613,665	72,537	12,473	9,728
JPMorgan Corporate Bond Fund Class R6 Shares (a)	192,990	38,364	30,812	(247)	(6,534)	193,761	18,703	3,691	3,031
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	23,419	32,566	—	—	(799)	55,186	7,048	947	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	431,456	15,253	177,422	21,643	114,864	405,794	18,752	6,950	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	23,168	33,175	—	—	(1,023)	55,320	7,111	919	—
JPMorgan Growth Advantage Fund Class R6 Shares (a)	519,891	59,347	294,120	107,767	12,677	405,562	12,135	2,081	57,267
JPMorgan High Yield Fund Class R6 Shares (a)	206,047	83,397	158,705	294	21,965	152,998	21,279	8,985	—
JPMorgan High Yield Research Enhanced ETF (a)	—	97,046	—	—	(736)	96,310	1,868	459	—
JPMorgan Income Fund Class R6 Shares (a)	—	20,402	—	—	—	20,402	2,150	—	—
JPMorgan International Advantage Fund Class R6 Shares (a)	269,370	6,272	328,099	41,124	11,333	—	—	6,272	8
JPMorgan International Equity Fund Class R6 Shares (a)	—	251,670	9,344	(83)	(1,205)	241,038	11,880	—	—
JPMorgan International Focus Fund Class R6 Shares (a)	490,383	5,791	122,193	17,811	100,180	491,972	18,467	5,792	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	466,891	9,691	228,892	6,144	88,957	342,791	17,445	9,692	—
JPMorgan Managed Income Fund Class L Shares (a)	3,145	16	3,155	7	(13)	—	—	16	1
JPMorgan Realty Income Fund Class R6 Shares (a)	168,632	22,187	43,856	412	26,359	173,734	12,218	1,734	5,790
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	53,411	1,548	16,774	1,391	16,063	55,639	750	275	1,274
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	26,661	2,291	13,793	7,304	2,938	25,401	833	105	2,186
JPMorgan Small Cap Value Fund Class R6 Shares (a)	21,925	198	17,007	2,857	10,448	18,421	558	198	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	504,930	33,215	164,455	27,863	81,176	482,729	23,992	3,711	29,504
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	89,153	1,390,747	1,403,180	—	—	76,720	76,720	45	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	386,180	106,458	110,355	15,151	85,351	482,785	14,237	4,704	10,563
JPMorgan Value Advantage Fund Class R6 Shares (a)	515,862	168,576	244,133	(16,538)	174,230	597,997	14,751	8,157	6,541

Total	$5,369,669	$2,786,251	$3,654,052	$227,989	$721,676	$5,451,533		$82,992	$130,434

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.